Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Net product revenue	$ 4,011	$ 2,330	$ 13,957	$ 6,369
Cost of product sales	664	367	2,720	8,687
Gross profit	3,347	1,963	11,237	(2,318)
Operating expenses:
Sales and marketing	10,729	7,937	30,677	30,524
General and administrative	5,285	3,605	16,662	11,937
Research and development	881	1,210	3,630	2,398
Total operating expenses	16,895	12,752	50,969	44,859
Loss from operations	(13,548)	(10,789)	(39,732)	(47,177)
Other income (expense), net:
Change in fair value of warrant liability and derivative, net	642	0	12,508	66,891
Interest income	1	0	2	25
Interest expense	(1,965)	(4,640)	(15,895)	(15,394)
Litigation settlement			2,500	0
Total other (expense) income, net	(1,322)	(4,640)	(885)	51,522
Net loss before income taxes	(14,870)	(15,429)	(40,617)	4,345
Provision for income taxes	0	0	0	0
Net loss	(14,870)	(15,429)	(40,617)	4,345
Net loss attributable to common stockholders, basic (Note 14)			(40,205)	(10,336)
Net loss attributable to common stockholders, diluted (Note 14)			$ (40,205)	$ (69,963)
Net loss per common share, basic			$ (5.72)	$ 0
Net loss per common share, diluted			$ (5.72)	$ (8.2)
Accretion of preferred stock	0	(3,939)
Net loss attributable to common stockholders – basic and diluted	$ (14,870)	$ (19,368)
Weighted-average common shares used in net loss, basic (Note 14)			7,027,860	0
Weighted-average common shares used in net loss, diluted (Note 14)			7,027,860	8,529,846
Net loss per common share attributable to common stockholders, basic and diluted	$ (0.61)	$ 0
Weighted-average common shares used in net loss per share attributable to common stockholders, basic and diluted	24,202,842	0